May 30, 1997





Dear Shareholder:

We are pleased to present your Bailard, Biehl & Kaiser Diversa Fund semi-annual shareholders' report for the six months ended March 31, 1997. In this report, we will discuss the impact of changing market conditions upon the Diversa Fund's performance. We will also review our market outlook and current investment strategy.

Market Review and Performance Update

The six months covered by this report can be divided into two distinct periods - the fourth quarter of 1996 and the first quarter of 1997. During the fourth quarter of 1996, the global stock and bond markets rallied strongly amidst optimism that the U.S. economy would continue to grow at a slow, steady, low inflationary pace. Led by strong U.S. stock performance, the Diversa Fund advanced 5.3%* for the three months ended December 31, 1996.

During the first quarter of 1997, however, market sentiment changed dramatically as signs of stronger economic growth rekindled inflationary fears. The bond markets were the first to react to news that the U.S. economy had grown at a faster than expected rate in late 1996. U.S. bond yields rose in anticipation of the Federal Reserve Board's decision to raise short-term interest rates on March 25th. A stronger dollar lowered already modest international bond returns. The global bond markets therefore ended the quarter on a negative note. International stocks declined due to weakness in Japan and other Pacific rim countries. The U.S. stock market also pulled back from its February highs. As a result of these lackluster market conditions, the Diversa Fund returned -0.4%* for the quarter ended March 31, 1997, bringing its return for the entire six-month period to 4.9%.*

During the fourth quarter of 1996, the Diversa Fund generally added value with its security selection, especially in the international stock area. These gains were offset by a slightly underweight position in U.S. stocks. However, the Fund's asset allocation provided some nice downside protection during the more volatile first quarter of 1997. The U.S. stock portfolio performed in line with the broader domestic stock market indices, which tended to lag behind the S&P 500. Both international stocks and international bonds handsomely outperformed their benchmarks for the quarter.

Market Outlook

The pendulum of investor sentiment continues to swing between inflationary concerns and a belief that inflation will remain under control. Fears that inflation was on the upswing depressed the U.S. stock and bond markets further in April. However, the financial market rebounded in May when new economic data indicated that inflation is not yet a problem. To a certain extent, the U.S. economy has entered unknown territory. Will structural changes, such as increased global competition, increased productivity, and the computer revolution, allow us to avoid the inflationary pressures typical of an economy that is acting at or near full capacity? Or, have we entered that stage in the economic cycle where capacity- induced wage pressures will rekindle inflation?

Our belief is that inflation will continue to remain under control. The structural forces restraining inflation are greater than any cyclical forces acting to increase prices. Moreover, we expect economic growth to slow later in 1997. U.S. economic conditions will thus be generally favorable for the financial markets.

Nevertheless, we expect more turbulence in the U.S. stock and bond markets in the short term. U.S. stocks are in fully valued if not overvalued territory, the Federal Reserve Board may raise short-term interest rates again, and new economic data may resurrect fears of inflation.

Investment Strategy

The Diversa Fund has recently made a number of asset allocation shifts in response to changing market conditions. Among other things, we reduced the Fund's U.S. stock weighting in late January due to concerns that stocks were overvalued and added a little back to U.S. stocks in early April, when the U.S. stock market was down nearly 10% from its February highs. The current asset allocation targets of the Diversa Fund are 9% cash equivalents, 24% U.S. bonds, 7% international bonds, 42% U.S. stocks, and 18% international stocks. We have recently purchased an S&P 500 "put" that effectively lowers our U.S.
equity exposure to 40%.

                     International Stocks           18%
                     Cash                            9%
                     U.S. Bonds                     24%
                     International Bonds             7%
                     U.S. Stocks                    42%


These are the investment targets for the Bailard, Biehl & Kaiser Diversa Fund as of May 21, 1997. The Fund's actual asset allocations may fluctuate from time to time above and below these targets.

Looking forward, we are unlikely to increase the Fund's allocation to U.S. stocks until either a stock market correction or a decline in interest rates improves the valuation of stocks relative to bonds. International stocks look much more attractive to us from a relative valuation point of view. However, we probably will not add to international stocks until we see more signs that the recent steep rise in the dollar is over and until an increase in global market volatility signals that such a move is likely to add value.

Closing Comments

Although general economic conditions remain good in the U.S., we expect to see a bit more turbulence in the U.S. financial markets in the short term. We have therefore adopted a more conservative investment posture to help protect the Diversa Fund from downside risks. We are prepared to invest our cash holdings when market conditions warrant. Longer term, the signs are building that we are moving nearer to a period where international assets will play a more dominant role in investment performance.

Please feel free to contact one of our client service counselors at 800-882-8383 if you have any questions or would like to discuss the Fund in greater detail. We continue to appreciate your confidence and support.


Sincerely,





Thomas E. Bailard                                     Burnie E. Sparks, Jr., CFA
Chairman                                              President




* Average annual total returns for investment periods ended March 31, 1997: 3 months: -0.40%; 6 months: 4.90%; 12 months: 8.12%; 5 years: 9.18% annualized; 10 years: 6.42% annualized. As required by the Securities and Exchange Commission, these figures reflect the average compounded return over the period indicated that would equate an initial amount invested in shares of the Fund to the ending redeemable value of such shares, assuming that all dividends and distributions by the Fund were reinvested at net asset value. The performance data quoted represents past performance, and the investment return and principal value of an investment in the Bailard, Biehl & Kaiser Diversa Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997
(Unaudited)

                                               Par
                                              Value            Value
Domestic Securities  (62.8%)

Domestic Fixed Income  (24.2%)
Government Bonds
    United States Treasury Bonds
           7.625%  02-15-25                $ 1,110,000    $  1,165,328
    United States Treasury Notes
           7.125%  02-29-00                  1,000,000       1,013,750
    United States Treasury Notes
           6.250%  01-31-02                  1,210,000       1,184,666
    United States Treasury Notes
           5.875%  02-15-04                  3,050,000       2,888,445
    United States Treasury Notes
           5.625%  02-15-06                  2,500,000       2,285,546
                                                          --------------

Total Domestic Fixed Income
    (Identified Cost $8,815,239)                             8,537,735
                                                          --------------

Domestic Stock Market (38.6%)                 Shares           Value

Basic Industry  (3.9%)
    IMC Global, Inc.                             7,000    $    252,875
    Millipore Corp.                              7,000         296,625
    Monsanto Corp.                              14,400         550,800
    Nucor Corp.                                  6,200         283,650
                                                          --------------
Total Basic Industry                                         1,383,950

Capital Goods (5.4%)
    Deere (John) & Company                       8,100         352,350
    Fluor Corp.                                  4,400         231,000
    General Electric Company                     6,900         684,825
    Harnischfeger Inds. Inc.                     8,000         372,000
   *Litton Inds. Inc.                            6,200         249,550
   *Stevens International Inc. Cl A
       Warrants Exp. 10/30/97                      159               0
                                                          --------------
Total Capital Goods                                          1,889,725

Consumer Cyclicals (4.1%)
    Danka Business System Plc ADR                3,600         113,175
   *General Nutrition Cos, Inc.                 12,100         245,025
   *Lear Corp.                                   9,000         300,375
    Sound Advice Inc. Warrant, Exp. 6/14/99         93               0
    Sunbeam Corp.                               11,000         330,000
    Sysco Corp.                                 14,000         477,750
                                                          --------------
Total Consumer Cyclicals                                     1,466,325

Consumer Staples (4.9%)
    Eastman Kodak Co.                            3,700         280,738
    PepsiCo, Inc.                               19,800         645,975
    Philip Morris Co. Inc.                       2,200         251,075
    Procter & Gamble Corp.                       3,200         368,000
    Unilever NV  NY Shrs                         1,100         204,875
                                                          --------------
Total Consumer Staples                                       1,750,663

Energy/Resources ( 4.2%)
    Kerr McGee Corp.                             5,200         321,750
    Mobil Corp.                                  3,450         450,656
    Royal Dutch Petroleum Co. NY Reg             2,600         455,000
    Valero Energy Corp.                          7,500         272,813
                                                          --------------
Total Energy/Resources                                       1,500,219

Finance (4.7%)
    Advanta Corp Class A                         6,600         177,375
    Aetna, Inc.                                  7,000         601,125
    Banc One Corp                                7,500         298,125
    Chase Manhattan Corp.                        6,200         580,475
   *National Mercantile Bancorp
         Warrants exp. 06/02/99                  1,434               0
                                                          --------------
Total Finance                                                1,657,100

                                              Shares           Value
Health Care (2.9%)
     Johnson & Johnson                           8,400    $    444,150
     Pharmacia & Upjohn, Inc.                   10,200         373,575
     Teva Pharmaceutical Inds Ltd. ADR           3,600         199,800
                                                          -------------
Total Health Care                                            1,017,525

High Technology (5.1%)
    *Cisco Systems, Inc.                         6,000         288,750
     Computer Associates International Inc.      4,900         190,488
     Electronic Data Systems Corp.               4,200         169,575
     Intel Corp.                                 2,700         375,638
    *Microsoft Corp.                             2,900         265,894
     Xerox Corp.                                 8,800         500,500
                                                          -------------
Total High Technology                                        1,790,845

Transportation (1.7%)
    *AMR Corp.                                   3,000         247,500
     Rollins Truck Leasing Corp.                25,700         340,525
                                                          -------------
Total Transportation                                           588,025

Utilities (1.7%)
     Northeast Utilities                        20,900         164,588
     Ohio Edison                                20,800         439,400
                                                          -------------
Total Utilities                                                603,988


Total Domestic Stock Market
     (Identified Cost $11,006,237)                          13,648,365
                                                          -------------
Total Domestic Securities (62.8%)
     (Identified Cost $19,821,476)                          22,186,100
                                                          -------------


International Securities (24.6%)           Par Value
                                       (Local Currency)
International Fixed Income (6.7%)
     Asian Development Bank             (Y) 15,000,000    $    143,638
            5.625%  02-18-02
     British Telecom PLC            (pound)     30,000          47,838
            7.125%  09-15-03
     German Federal Republic             DM    410,000         279,627
            8.375%  05-21-01
     Government of Australia             A$    150,000         129,782
            10.000%  10-15-02
     Government of Canada                C$    150,000         119,295
            8.500%  04-01-02
     Government of France OAT            FF  1,550,000         323,169
            9.500%  01-25-01
     Government of Netherlands          NLG    300,000         182,053
            8.500%  03-15-01
     Government of Sweden               SEK  1,400,000         233,427
            13.000%  06-15-01
     Kingdom of Denmark                 DKr  1,125,000         195,178
            8.000%  05-15-03
     Ontario Hydro Global Bond           C$     25,000          20,621
            10.000%  03-19-01
     Societe Nat'l. Des Chemins De Fer  (Y)  8,000,000          75,055
            6.750%  03-01-00
     Treuhandanstalt                     DM    450,000         303,185
            7.750%  10-01-02
     U.K. Treasury                  (pound)    180,000         325,332
            9.750%  08/27/02                               ------------

Total International Fixed Income
     (Identified Cost $2,449,582)                            2,378,200
                                                           ------------

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (Continued)
(Unaudited)

International Stocks (17.9%)                  Shares           Value
Argentina (0.4%)
    Perez Companc SA  ADR                        1,000    $     15,750
    Telefon De Argentina ADR                     1,300          38,188
    Transp Gas Del Sur (TGS)  ADR                1,600          20,840
    YPF SA  ADR                                  2,300          60,950
                                                           ------------
Total Argentina                                                135,728

Australia (0.3%)
    Australia & New Zealand Bank Group           2,200          13,936
    Broken Hill Proprietary Ltd.                 2,500          33,318
    CRA Ltd.                                     1,200          17,742
    Davids Ltd.                                  7,700           8,692
    National Australia Bank Ltd.                 1,200          15,193
    The News Corp. Ltd.                          2,900          13,527
                                                           ------------
Total Australia                                                102,408

Belgium (0.5%)
    Fortis                                         162          28,959
    Fortis Strip                                    12               2
    CBR Cimeneteries NPV                           150          14,998
    Delhaize Le Lion NPV                           200          11,162
    D'Ieteren Trading                              130          24,372
    Electrabel NPV                                 110          25,323
    Kredietbank NPV                                 80          28,835
    PetroFina SA NPV                                50          17,440
    Powerfin NPV                                    50           7,092
    Tessenderlo Chemie                              40          18,312
                                                           ------------
Total Belgium                                                  176,495

Brazil (.6%)
    Companhia Cervejaria Brahma ADR              1,000          13,500
    Electrobras Pfd. ADR                         1,900          41,914
    Itaubanco  SA Pfd ADR                       40,000          20,694
    Light Service Elet Sa                       60,000          25,376
    Petrobras ADR                                1,400          29,050
    Telebras ADR                                   900          92,138
                                                           ------------
Total Brazil                                                   222,672


Canada (.6%)
    Alcan Aluminum Ltd.                            300          10,163
    Bank of Montreal                               400          14,145
    Barrick Gold Corp.                             700          16,625
    Bombardier, Inc. Class B                       700          12,668
    Canadian Imperial Bank of Commerce           1,000          22,612
   *Canadian Natural Resources                     600          14,521
   *Cott Corp                                    1,500          14,629
    Imperial Oil Ltd.                              300          13,988
    Loblaw Co. Ltd.                              1,200          14,304
   *Newbridge Networks Corp                        750          21,469
    Noranda, Inc.                                  800          17,714
    Quebecor, Inc. Class B                         700          12,566
   *Renaissance Energy Ltd.                        400          11,371
    Telus Corp.                                    500           7,730
    Thomson Corp.                                  600          11,855
    Transcanada Pipelines Ltd.                     700          12,688
                                                           ------------
Total Canada                                                   229,048

Czech Republic (.1%)
   *CEZ                                            550          20,005
   *SPT Telecom                                    250          29,736
                                                           ------------
Total Czech                                                     49,741

Denmark (.5%)
    Carlsberg B                                    200          12,498
    D/S Svendborg B                                  1          44,152
    Den Danske Bank                                300          27,058
    Novo Nordisk A/S B                             300          31,402
    Sophus Berendsen B                             150          19,691
    Teledanmark A/S B                              500          26,287
                                                           ------------
Total Denmark                                                  161,088

                                              Shares           Value
Finland (.6%)
     Nokia Corp. ADR                             3,600    $    209,700
                                                           ------------

France (1.1%)
     Air Liquide L                                 121          19,159
     Alcatel Alsthom CGE                           200          24,152
     Axa S A                                       150           9,947
     CIE De St Gobain                              300          45,525
     CIE Financiere De Paribas A Shares            200          13,953
     CLF Dexia France                              200          21,623
     Carrefour Super Marche                         88          54,717
     Eaux (CIE Generale Des)                       100          13,625
     Eridania Beghin Say SA                        100          15,763
     Michelin Class B                              300          17,874
     Peugeot SA                                    150          17,125
     Sanofi                                        370          36,245
     Seita                                         300          10,858
     Soc Natl Elf Aquitaine Bearer                 500          51,385
     Societe Generale Paris                        200          23,439
     Technip SA                                    200          21,515
                                                           ------------
Total France                                                   396,905

Germany (1.3%)
     BASF AG                                     1,000          37,787
     Bayer AG                                    1,000          41,625
     Berliner Kraft & Licht Class A                 70          19,271
     CKAG Colonia Konzern AG                       400          37,667
     Commerzbank AG                                650          18,712
     Degussa                                        30          12,812
     Deutsche Bank AG Bearer                       950          53,504
     Deutsche Telekom                            1,100          25,269
     Ind - Werke Karl - Aug (IWKA) AG              110          26,787
     SAP AG Pfd                                    110          18,869
     SGL Carbon                                    100          13,735
     Veba AG                                       850          48,153
     Viag AG                                        50          23,632
     Volkswagen AG                                 120          66,361
                                                           ------------
Total Germany                                                  444,184

Greece (.5%)
     Alpha Credit Bank                           1,000          73,451
     Attica Enterprises S.A.                     2,000          15,106
     Ergo Bank                                     553          35,189
     Hellenic Bottling Co.                         500          16,257
     Hellenic Telecom Org                          900          19,543
     Titan Cement Co.                              300          21,639
                                                           ------------
Total Greece                                                   181,185

Hong Kong (.5%)
     Cheung Kong Holdings                        2,000          17,616
     First Pacific Co                           12,000          15,254
     Gold Peak Industrial                       13,000           8,389
     HSBC Holdings                                 800          18,532
     Hong Kong & China Gas                      12,000          22,533
     Hong Kong & China Gas
        Warrants Exp. 9/30/97                    1,000             452
     Hong Kong & Shanghai Hotels Ord.            5,000           7,969
     Hong Kong Telecommunications                7,000          12,015
     New World Development Co. Ltd               3,000          16,338
     Peregrine Investment
        Warrants Exp. 5/15/98                      800             194
     Shanghai Industrial Holdings                2,000           8,775
     Sun Hung Kai Properties Ltd.                2,000          21,229
     Swire Pacific Class A                       2,000          15,745
                                                           ------------
Total Hong Kong                                                165,041

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (Continued)
(Unaudited)

                                              Shares           Value
Hungary (.5%)
    Egis Rt.                                       500    $     31,030
   *Graboplast Textil                              850          38,226
    Magyar Olaj-Es Gaz                           2,400          41,833
    OTP Bank (Regd)                                850          18,689
  **Richter (Gedeon) GDR 144A                      500          31,000
                                                           ------------
Total Hungary                                                  160,778


Indonesia (.1%)
    Bank International Indonesia Wts 1/17/00     1,812             641
    Bank International Indonesia  (Fgn Regd)    20,384          15,494
    Citra Marga Nusaphala Persad (Fgn Regd)     12,000          10,746
    Gudang Garam (Fgn Regd)                      2,000           8,725
    Kalbe Farma                                 17,000          19,117
                                                           ------------
Total Indonesia                                                 54,723

Ireland (.2%)
    Allied Irish Banks                           2,000          13,765
    Bank Of Ireland                              1,500          15,020
    CRH                                          2,500          24,716
    Greencore Group Plc                          2,500          14,027
    Irish Life Plc                               1,000           5,261
    Smurfit (Jefferson) Plc                      2,500           6,635
    Waterford Wedgewood Units                    1,000           1,391
                                                           ------------
Total Ireland                                                   80,815

Japan (1.9%)
    Amway Japan Ltd.                             1,000          27,493
    Bridgstone Metalapha Corp.                   3,000          23,530
    Chugoku Bank                                 1,000          12,695
    Chugoku Elec Power                           1,000          16,576
    Dai Ichi Kangyo Bank                         3,000          31,778
    Daikyo, Inc.                                 5,000          16,213
    Fuji Photo Film Co                           1,000          32,910
    Fujitsu                                      5,000          50,942
    Hokkaido Takushoku                          12,000          14,846
    Honda Motor Co                               1,000          29,837
    Komai Tekko                                  2,000          11,967
    Mitsubishi Heavy Industries Ltd.             5,000          32,546
    Mitsubishi Oil Co.                           3,000          13,318
    Mori Seiki Co                                1,000          13,746
    Nikko Securities                             3,000          16,835
    Nippon Shokubai                              2,000          11,935
    NKK Corp.                                    7,000          14,717
    Ricoh Co                                     2,000          22,803
    Sankyo Co. Ltd.                              2,000          55,147
    Seino Transportation Co.                     2,000          19,568
    Sekisui House Ltd.                           5,000          48,921
    Sumitomo Electric Industries                 2,000          27,169
    Suzuki Motor Corp.                           3,000          29,110
    Toho Gas Co.                                 8,000          17,142
    Tokyo Ohka Kokyo Co. Ltd.                    2,000          47,061
    Toyo Trust & Banking Co. Ltd.                3,000          20,692
                                                           ------------
Total Japan                                                    659,497

Malaysia (.3%)
    Commerce Asset Holdings Berhad               1,500          10,532
    DCB Holdings Berhad                          4,000          15,091
    Genting Berhad                               1,400           9,491
    Petronas Gas Berhad                          4,000          14,768
    Sime Darby Berhad                            4,000          14,607
    Sime UEP Properties Berhad                   5,000          11,803
    Telekom Malaysia                             2,000          15,575
    Tractors Malaysia Holdings                   5,000          10,290
                                                           ------------
Total Malaysia                                                 102,157

Mexico (.4%)
    Alfa SA De Cv Class A                        2,200          12,360
    Cemex SA ADR                                 3,100          25,188
    Cifra SA De Cv ADR                           6,500           8,743
    Fomento Economico Mexicano (Femsa) B         3,500          15,471

                                              Shares           Value
     Mexico- Continued
   **Grupo Bancomer SA De C ADR 144A             1,100    $      9,147
     Grupo Carso A1                              4,700          27,532
   **Grupo Indl Maseca SA ADR 144A                 500           7,813
    *Grupo Televisa GDR                            300           7,463
     Kimberly Clark de Mexico SA ADR Class A     1,100          22,963
     Telefonos de Mexico ADR                       600          23,100
                                                           ------------
Total Mexico                                                   159,780

Netherlands (1.1%)
     ABN-AMRO Holdings NV                          500          34,404
     Fortis Amev NV                                500          19,496
     Getronics NV                                  600          19,522
     ING Groep NV                                1,750          68,981
     Koninklijke Ahold NV                          400          27,886
     Nutricia Ver Bedrijven CVA                    300          46,405
     OCE - Van Der Grinten NV                      200          25,902
     Royal Dutch Petroleum Co.                     550          99,921
     Samas-Groep NV                                300          13,122
     Van Ommeren (Koninklijke)                     300          13,121
     Ver Ned Uitgever (VNU)                      1,000          20,589
                                                           ------------
Total Netherlands                                              389,349

New Zealand (.4%)

     Brierley Investment Ltd                    12,000          11,170
     Carter Holt Harvey Ltd                     15,000          31,782
     Fletcher Challenge Buildings                7,000          18,868
     Fletcher Challenge Energy                   7,000          20,813
     Telecom Corp. Of New Zealand               10,000          45,503
                                                           ------------
Total New Zealand                                              128,136

Norway (.5%)
     Awilco As B                                 1,200          14,832
     Elkem A/S                                   1,000          18,805
     Kvaerner AS                                   400          21,717
     Leif Hoegh & Co.                              600          12,102
     Norsk Hydro As                              1,300          65,059
     Orkla A/S                                     400          32,211
                                                           ------------
Total Norway                                                   164,726

Philippines (.3%)
     Davao Union Cement                         60,000          12,517
    *Empire East Land                           45,000          17,495
     Far East Bank & Trust                       8,000          35,501
    *Filinvest Land Inc.                        30,900           9,845
    *Mondragon International                    35,000          14,934
     Philippine Long Distance                      300          18,035
    *Philippine National Bank                      600           7,168
                                                           ------------
Total Philippines                                              115,495

Poland (.4%)
    *Agros Holdings Series C                       500          12,604
    *Agros Holdings Series D                       100           2,277
     Bank Przemyslowo Handlowy (BPH)               400          24,199
    *Big Bank  (Bk Inicjatyw Gospod)            13,000          16,913
    *Debica Series A                               600          15,905
     Elektrim SA  Bearer                         2,700          23,711
     Mostostal Export Bearer                     5,000          15,206
    *Okocimskie Zaklady Piwowarskie              1,800          10,772
     Polifarb Cieszyn Bearer                     3,000          19,515
     Rolimpex                                    1,300           7,738
                                                           ------------
Total Poland                                                   148,840

Portugal (.4%)
     Banco Espirito Santo Reg                    2,400          46,354
     EST Jeronimo Martins Filho Admin              300          16,636
    *Inparsa-Industr Part                          450           4,025
    *Mundial Confianca                           1,000          12,165
     Portugal Telecom ADR                        1,450          53,288
    *Somague - SGPS                              1,800          18,247
                                                           ------------
Total Portugal                                                 150,715

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (Continued)
(Unaudited)

                                              Shares           Value
Singapore (.2%)
    DBS Land                                     4,000    $     13,679
    Jardine Strategic                            3,000          10,380
    Jardine Strategic Wts Exp: 7/7/97              150               0
    Keppel Corp.                                 2,000          12,600
    Overseas Chinese Bank (Fgn Regd)             1,000          11,907
    Singapore Airlines Ltd (Fgn Regd)            2,000          16,061
    United Overseas Land
       Wts Exp. 5/28/01                            450             280
*   Want Want Holdings                           7,000          20,090
                                                           ------------
Total Singapore                                                 84,997

South Africa (.3%)
    De Beers Centenary Link Units                  700          25,501
    Gencor Ltd                                   4,700          21,801
    Sasol Ltd                                    1,800          19,244
    South Africa Brews                             700          22,174
                                                           ------------
Total South Africa                                              88,720

South Korea (.1%)
    Kepco - Korea Electric Power Corp.             210           6,097
    Korea Long Term Credit Bank                    420           5,675
    Samsung Electronics                            100           7,893
                                                           ------------
Total South Korea                                               19,665

Spain (.5%)
    Acerinox S.A.                                  100          14,136
    Autopistas Cesa                                525           6,057
    Banco Bilbao Vizcaya (Fgn Regd)                400          24,293
    Banco De Santander (Fgn Regd)                  300          20,704
    Endesa                                         500          32,313
    Iberdrola SA                                 1,600          17,668
    Repsol SA                                      500          20,881
    Tabacalera SA Series A                         100           5,026
    Telefonica de Espana SA                      1,000          24,173
                                                           ------------
Total Spain                                                    165,251

Sweden (.5%)
    ABB AB A                                       100          11,302
    AGA AB Series B Free                           700          10,586
    Astra AB Series A Free                         700          33,846
    Ericsson Tele Series B Free                  1,000          35,286
    Investor AB Class B                            500          23,480
    Scania AB Warrants Exp. 6/04/99                500             444
    Stora Kopparbergs Series A                     900          12,774
    Svenska Handelsbanken Series A                 800          24,408
    Swedish Match AB                               500           1,791
    Volvo AB Class B                               500          13,398
                                                           ------------
Total Sweden                                                   167,315

Switzerland (.8%)
    Adecco SA Bearer                                60          19,566
   *Ciba Specialty Chem                             76           6,288
    Clariant AG  (Regd)                             50          24,649
    Credit Suisse Group (Regd)                     320          38,437
    Nestle AG (Regd)                                30          35,148
    Novartis AG  (Regd)                             76          94,379
    Roche Holdings AG (Div Right Cert)               3          25,960
    Swiss Bank Corp.  (Regd)                       100          21,381
                                                           ------------
Total Switzerland                                              265,808

Thailand (0.0%)
    Bangkok Bank Pcl (Fgn Regd)                  1,500          14,564
                                                           ------------
United Kingdom (2.0%)
    Associated British Foods                     3,000          27,096

                                              Shares           Value
United Kingdom- Continued
     BAA Group                                   2,100    $     17,655
     Barclays Bank Plc                           4,000          67,190
     Bass Plc                                    3,300          44,221
     BG Plc                                      5,000          13,326
     British Aerospace                           1,000          22,441
    *British Biotechnology                       5,620          23,208
     British Petroleum Plc                       4,000          46,460
     British Steel Plc                           9,300          24,940
     British Telecom Plc                         8,600          63,103
    *Centrica                                    5,000           5,181
     General Accident Plc                        2,000          26,980
     General Electric Company Plc                3,500          21,536
     Great Universal Stores Plc                  3,600          39,445
     Hyder Plc Pfd.                              2,520           4,326
     Imperial Chem                               1,400          16,030
     Ladbroke Group                              6,500          24,061
     Lloyds TSB Group Plc                        6,500          53,361
     Mirror Group Plc                           13,600          46,763
     Prudential Corp.                            1,800          16,820
     Shell Transport & Trading                   1,300          23,206
     Smithkline Beecham                          3,057          45,465
     Tate & Lyle Plc                             2,500          17,892
     Tesco Plc                                   4,000          23,033
     Yorkshire Electricity Group                 1,200          18,183
     Yorkshire Water Plc                           720           4,158
                                                           ------------
     Total United Kingdom                                      736,080


Total International Stocks
     (Identified Cost $5,730,788)                            6,331,606
                                                           ------------

Total International Securities
     (Identified Cost $8,180,370)                            8,709,806
                                                           ------------

Total Bonds and Equity Securities (87.4%)
     (Identified Cost $28,001,846)                          30,895,906
                                                           ------------

Short-Term Investments (12.2%)

     Brown Brothers Harriman & Co.
        (Grand Cayman Branch)
        5.000% Call Account                                  4,303,000
                                                           ------------

Total Short-term Investments
     (Identified Costs $4,303,000)                           4,303,000
                                                           ------------

Total Investments (99.6%)
     (Identified Cost $32,304,846)                      $   35,198,906
                                                           ------------

Other Assets less Liabilities (0.4%)                           102,693
                                                           ------------

Net Assets (100.0%)                                     $   35,301,599
                                                           ============


     A$       - Australian Dollar               FF   - French Franc
     (pound)  - British Sterling                (Y)  - Japanese Yen
     C$       - Canadian Dollar                 NLG  - Netherlands Guilder
     DKr      - Danish Kroner                   ESP  - Spanish Peseta
     DM       - German Mark                     SEK  - Swedish Knona


     -------------------------------------------------------
     * Non-income producing  security
     ** Exempt from registration under Rule 144A of the Securities Act of 1933.
         These securities may resold in transactions exempt from registration, normally to qualified institutional buyers. On March 31, 1997, these securities were values at $47,960, less than 0.2% of Net Assets.

BAILARD,  BIEHL & KAISER DIVERSA FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

Assets

Investments, at value
      (Identified cost $32,304,846)                                               $ 35,198,906
Cash                                                                                    18,804
Receivables:
      Dividend, interest and recoverable foreign taxes receivable  $   193,330
      Portfolio securities sold                                         92,440
      Fund shares sold                                                   3,130         288,900
Prepaid expenses                                                   ------------         13,511
                                                                                  -------------

      Total assets                                                                  35,520,121
                                                                                  -------------

Liabilities

Payables:
      Portfolio securities purchased                                    70,135
      Unrealized loss on forward currency contracts open (Note 5)       24,787
      Shares of the Fund redeemed                                        2,000          96,922
Accrued management fees (Note 3)                                   ------------         28,390
Other accrued expenses                                                                  93,210
                                                                                  -------------

      Total liabilities                                                                218,522
                                                                                  -------------

Net assets (equivalent to $12.38 per share, representing
      the offering and redemption price for 2,850,856
      shares outstanding, unlimited number of shares authorized)                  $ 35,301,599
                                                                                  =============


Net assets consist of:
      Capital paid in                                                             $ 30,710,838
      Accumulated undistributed net investment income                                  146,275
      Accumulated net realized gain on investments
         and foreign currency transactions                                           1,579,908
      Unrealized appreciation (depreciation) on:
         Investments                                               $ 2,894,060
         Foreign currency                                              (29,482)      2,864,578
                                                                   ------------   -------------

                                                                                  $ 35,301,599
                                                                                  =============

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER DIVERSA FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997
Unaudited
--------------------------------------------------------------------------------

Investment Income
      Dividends (net of foreign taxes withheld of $7,403)                         $    167,713
      Interest (net of foreign taxes withheld of $590)                                 491,624
                                                                                  -------------
                                                                                       659,337

Expenses
      Advisory fees                                                $   174,545
      Custodian fees                                                    63,629
      Audit and legal fees                                              40,127
      Transfer agent fees                                               18,398
      Administrative fees                                               16,409
      Trustees' fees and expenses                                       11,571
      Insurance                                                          3,249
      Registration fees                                                  3,629
      Miscellaneous expenses                                             2,478
                                                                   ------------
         Total expenses                                                                334,035
                                                                                  -------------

         Net investment income                                                         325,302
                                                                                  -------------


Realized and Unrealized Gain (Loss)
      on Investments and Foreign Currency

      Net realized gain on investments                                               1,510,001
      Net unrealized loss on investments                                              (160,339)
                                                                                  -------------

         Net gain on investments                                                     1,349,662
                                                                                  -------------

      Net realized gain on foreign currency                                            184,272
      Net unrealized  loss on foreign currency
         and foreign currency denominated assets and
         liabilities                                                                   (62,867)
                                                                                  -------------

         Net gain on foreign currency                                                  121,405
                                                                                  -------------

         Net gain on investments and foreign currency                                1,471,067
                                                                                  -------------
       FOREIGN CURRENCY
      Net increase in net assets resulting from operations                        $  1,796,369
                                                                                  =============

                      See "Notes to Financial Statements"

BAILARD,  BIEHL & KAISER DIVERSA FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               For the six months
                                                              ended March 31, 1997  For the year ended
                                                                  (Unaudited)       September 30, 1996
                                                                  -----------       ------------------
Increase (Decrease) in Net Assets

Operations:
      Net investment income                                      $    325,302         $    812,328
      Net realized gain on investments                              1,510,001            3,636,128
      Net unrealized loss on investments                             (160,339)            (708,875)
      Net realized gain on foreign currency                           184,272               42,779
      Net unrealized gain (loss) on foreign currency and
         foreign currency denominated assets and liabilities          (62,867)              72,952
                                                                  ------------         ------------

      Net increase resulting from operations                        1,796,369            3,855,312
                                                                  ------------         ------------

Distributions to shareholders:
      From net investment income                                     (754,782)            (950,677)
      From net realized gains                                      (3,707,053)          (2,284,254)
                                                                  ------------         ------------

      Total distributions                                          (4,461,835)          (3,234,931)
                                                                  ------------         ------------

Fund share transactions:
      Proceeds from shares sold                                       515,955            2,017,739
      Net asset value of shares issued on
         reinvestment of distributions                              3,958,531            2,932,877
      Cost of shares redeemed                                      (3,073,676)          (9,693,163)
                                                                  ------------         ------------

      Net increase (decrease) resulting from
         Fund share transactions                                    1,400,810           (4,742,547)
                                                                  ------------         ------------

      Net decrease                                                 (1,264,656)          (4,122,166)


Net Assets
      Beginning of period                                          36,566,255           40,688,421
                                                                  ------------         ------------
      End of period (including undistributed net
         investment income of $146,275 and
         $575,755, respectively)                                 $ 35,301,599         $ 36,566,255
                                                                  ============         ============

Number of Fund Shares
      Sold                                                             40,036              153,963
      Issued on reinvestment of distributions                         319,660              228,096
      Redeemed                                                       (238,890)            (734,896)
                                                                  ------------         ------------

      Net increase (decrease)                                         120,806             (352,837)
                                                                  ============         ============

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER DIVERSA FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout the period:


                                                                                            Year Ended September 30,
                                                          For the six-months  -----------------------------------------------------
                                                        ended March 31, 1997                    1          1
                                                             (Unaudited)         1996       1995       1994       1993       1992
                                                             -----------         ----       ----       ----       ----       ----
Net Asset Value, Beginning of Period                            $13.39          $13.20     $12.01     $12.68     $10.93     $10.64
                                                              ---------       ---------   --------   --------   --------   --------

   Income from Investment Operations:

      Net Investment Income                                       0.12           0.31       0.38       0.26       0.39       0.34

      Net Realized/Unrealized Gain (Loss) on
          Securities and Foreign Currency                         0.53           0.96       1.13      (0.66)      1.66       0.30
                                                              ---------      ---------   --------   --------   --------   --------

      Total from Investment Operations                            0.65           1.27       1.51      (0.40)      2.05       0.64
                                                              ---------      ---------   --------   --------   --------   --------

   Less Distributions:

      From Net Investment Income                                 (0.28)         (0.32)     (0.26)     (0.05)     (0.30)     (0.35)

      From Net Realized Gains                                    (1.38)         (0.76)     (0.06)     (0.22)      -          -
                                                              ---------      ---------   --------   --------   --------   --------

      Total Distributions                                        (1.66)         (1.08)     (0.32)     (0.27)     (0.30)     (0.35)
                                                              ---------      ---------   --------   --------   --------   --------

   Net Asset Value, End of Period                               $12.38         $13.39     $13.20     $12.01     $12.68     $10.93
                                                              =========      =========   ========   ========   ========   ========

   Total Return                                                   4.90%         10.09%     12.83%     (3.18%)    19.05%      6.16%

   Ratios/Supplemental Data:

      Net Assets, End of Period (000's)                        $35,302        $36,566    $40,688    $46,047    $49,584    $50,487
                                                                      3
      Ratio of Expenses to Average Net Assets                     1.82%          1.99%      1.85%      1.82%      1.70%      1.90%

      Ratio of Net Investment Income to                               3
         Average Net Assets                                       1.77%          2.09%      2.97%      2.03%      2.88%      2.75%

      Portfolio Turnover Rate                                       43%            68%       166%       137%        96%        94%
                                  2
      Average Commission Rate Paid                             $0.0106        $0.0344       ----       ----       ----       ----

-----------------------------------------------

   1. In 1995 and 1994, net investment income per share has been computed before adjustments for book/tax differences.

   2. Represents average commission rate paid per share on purchases and sales of equity securities by the Fund, as computed under SEC rule effective with the Fund's 1996 fiscal year. Prior period rates have not been presented as permitted by the rule.

   3.  Annualized.

                      See "Notes to Financial Statements"

BAILARD, BIEHL & KAISER DIVERSA FUND
NOTES TO FINANCIAL STATEMENTS
Unaudited
--------------------------------------------------------------------------------


Note 1 - Summary of Significant Accounting Policies

Bailard,  Biehl & Kaiser  Diversa  Fund (the  "Fund") is the sole  series of the
Bailard, Biehl & Kaiser Fund Group, which was organized as a Massachusetts business trust in August 1986 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following significant accounting policies are followed by the Fund in the preparation of its financial statements and are in conformity with generally accepted accounting principles.

Security Valuation

Each listed investment security is valued at the closing price reported by the principal securities exchange on which the issue is traded or, if no sale is reported, the mean of the closing bid and asked prices. Securities which are traded over-the-counter are normally valued at the mean of the closing bid and asked prices quoted by major dealers of such securities, or, in the absence of such prices, as determined in good faith by, or under procedures determined by, the Trustees of the Fund. Short-term obligations with a maturity of 60 days or less are valued at amortized cost which approximates market.

The Fund's investment in foreign securities may entail risks due to the potential of political and economic instability in the countries in which the securities are offered or the issuers conduct their operations. It is the Fund's policy to continuously monitor its exposure to these risks.

Foreign Currency

Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values at the mean of the bid and offer price of such currency against U.S. dollars last quoted on the valuation date. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.

The Fund includes foreign exchange gains and losses from dividends and interest receivable and other foreign-currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are included with net realized and unrealized gain (loss) on investments.

Forward Foreign Currency Exchange Contracts

In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Fund may enter into contracts to sell foreign currencies to hedge certain foreign currency assets. All commitments are "marked-to-market" daily at the applicable translation rates supplied by a quotation service and any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Fund records realized gains or losses at the time the forward contract is settled. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision is made for Federal income taxes.

BAILARD, BIEHL & KAISER DIVERSA FUND
NOTES TO FINANCIAL STATEMENTS-(Continued)
Unaudited
--------------------------------------------------------------------------------


Note 1 - Continued

Paid in capital, undistributed net investment income and undistributed realized net gain have been adjusted for permanent book-tax differences. Reclassifications between undistributed net investment income and undistributed realized net gain arose principally from differing book and tax treatments for foreign currency transactions.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other

Investment security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Fund first becomes aware of such dividends. Interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

The Fund uses the identified cost method for determining realized gain or loss on investments.

Note 2 - Purchases and Sales of Securities

For the six months ended March 31, 1997, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,852,453 and $10,787,756, respectively. Purchases and sales of U.S. Government obligations aggregated $7,516,516 and $10,963,296, respectively.

Note 3 - Management Fee and Other Transactions with Affiliates

The Fund has an Investment Advisory and Management Agreement with Bailard, Biehl & Kaiser, Inc. (the Advisor). The Agreement requires the payment of a monthly fee computed on an annual basis as follows:

      .95% of the first $75,000,000 of the average daily net assets of the Fund; .80% on the next $75,000,000;
      .65% on amounts in excess of $150,000,000.

As approved by the Trustees, the Fund has entered into an agreement with its custodian, Brown Brothers Harriman & Co. ("BBH & Co."), whereby brokerage commissions charged on U.S. equity trades executed through BBH & Co. are available to offset custody transaction charges. For the six months ended March 31, 1997, there were no such credits. In addition, the Fund did not receive any other credits which reduced its expenses for the six months ended March 31, 1997.

Each outside Trustee is compensated by the Fund at the rate of $4,000 per year plus an attendance fee of $666 for each Trustees' meeting attended and related travel expenses.

BAILARD, BIEHL & KAISER DIVERSA FUND
NOTES TO FINANCIAL STATEMENTS-(Continued)
Unaudited
--------------------------------------------------------------------------------


Note 4 - Unrealized Appreciation (Depreciation) on a Tax Basis

Unrealized appreciation (depreciation) at March 31, 1997 based on cost of securities of $32,304,846 for federal income tax purposes, consists of the following:

          Gross unrealized appreciation                   $ 4,105,512
          Gross unrealized depreciation                    (1,211,452)
                                                          -----------

          Net unrealized appreciation                     $ 2,894,060
                                                          ===========

Note 5 - Forward Foreign Currency Contracts

At March 31, 1997, the Fund had entered into forward foreign currency contracts which obligated the Fund to exchange currencies at specified future dates. At the maturity of a forward contract, the Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Fund under the contracts, including contracts which have been offset but remained unsettled, has been netted against the forward value of the currency to be delivered by the Fund and the remaining amount is shown as receivable (payable) for forward currency contracts in the financial statements. Open forward foreign currency exchange contracts outstanding at March 31, 1997 were as follows:

                                                           Unrealized
          Currency                   Currency    Delivery  Appreciation
         Receivable                Deliverable     Date   (Depreciation)
         ----------                -----------     ----   --------------

         $  177,965      DKr        1,106,940   04/29/97   $    3,406
             59,146       A$           76,416   05/30/97         (742)
            138,059       (Y)      16,677,500   05/30/97        1,991
            156,997       DM          268,308   06/10/97       (4,750)
            138,521   (pound)          85,924   06/10/97       (3,021)
            185,372       FF        1,068,114   06/10/97       (5,823)
            259,309      NLG          499,170   06/11/97       (8,365)
             41,970      CHF           61,200   06/12/97         (173)
             39,875   (pound)          25,000   06/17/97       (1,225)
             31,330      NLG           59,715   06/17/97         (705)
             44,102      SEK          337,825   06/17/97         (887)
            284,710       DM          480,305   06/18/97       (5,002)
            150,000       C$          205,268   06/20/97          885
             27,411      ITL       46,473,000   06/20/97         (376)
                                                            ---------

                                                            $ (24,787)
                                                            =========


                                Currency Legend:

          A$    - Australian Dollar     ITL       - Italian Lira
          C$    - Canadian Dollar       NLG       - Netherlands Guilder
          CHF   - Swiss Franc           SEK       - Swedish Krona
          Dkr   - Danish Kroner         (pound)   - British Sterling
          DM    - German Mark           (Y)       - Japanese Yen
          FF    - French Franc